Convertible Note (Details) - Schedule of Net Carrying Amount of Liability - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Schedule of Net Carrying Amount of Liability [Abstract]
Principal outstanding	$ 2,581,061	$ 3,497,639
Unamortized issuance cost	(84,877)	(340,147)
Net carrying value	2,496,184	3,157,492
Convertible Note – 2022-2 [Member]
Schedule of Net Carrying Amount of Liability [Abstract]
Principal outstanding	1,595,000	1,595,000
Unamortized issuance cost	(52,858)	(163,967)
Net carrying value	1,542,142	1,431,033
Convertible Note – 2023 [Member]
Schedule of Net Carrying Amount of Liability [Abstract]
Principal outstanding	986,061	1,902,639
Unamortized issuance cost	(32,019)	(176,180)
Net carrying value	$ 954,042	$ 1,726,459